GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

The Cool Company Ltd. (“CoolCo” or the “Company”) is a private limited liability company incorporated in 2018 under the laws of Bermuda. In the period from the incorporation of CoolCo in October 2018 until early 2022 when the transactions described below occurred, the operations of CoolCo were considered insignificant. Beginning in 2022, CoolCo started engaging in the acquisition, ownership, operation and chartering of liquefied natural gas (“LNG”) carriers (“LNGCs”), and the operation of third party fleets under management agreements. The Company is currently listed on the Euronext Growth Oslo and New York Stock Exchange under the symbol "CLCO".

As used herein and unless otherwise required by the context, the terms “CoolCo”, the “Company”, “we”, “our”, “us” and words of similar import refer to CoolCo or any one or more of its consolidated subsidiaries, or to all such entities.

References to “QPSL” refer to Quantum Pacific Shipping Ltd. and to any one or more of its subsidiaries. References to “EPS” refer to EPS Ventures Ltd., a wholly-owned subsidiary of QPSL.

As of June 30, 2025, CoolCo’s own fleet (collectively referred to as the "Vessels") comprising of thirteen LNGCs, including: seven modern tri-fuel diesel electric (“TFDE”) vessels we acquired from Golar LNG Limited (“Golar”); four vessels — two modern 2-stroke vessels and two TFDE vessels, acquired from Quantum Crude Tankers Ltd, an affiliate of EPS; and two state-of-the-art newbuild 2-stroke MEGA LNG carriers, recently delivered by Hyundai Samho Heavy Industries (“HHI”) in the Republic of Korea.